GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
All the Company’s goodwill relates to its airport security segment. The change in goodwill during the year is as follows:

	2023	2022
Balance as of the beginning of the year	$646	$690
Goodwill acquired during the year	-	-
Impairment losses	-	-
Exchange rate effect	22	(44)
Balance as of the end of the year	$668	$646